Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare payables		¥ 52,947	$ 8,309	¥ 59,511
Other taxes and surcharge		9,932	1,559	19,360
Service fees		5,233	821	5,481
Acquisition of intangible assets, property and equipment		840	132	3,858
Government grant		4,500	706	4,564
Rental and property management fee		3,418	536	3,278
Payables for sales of employees' shares		180	28	10,308
Payables to third party advertising companies	[1]	4,066	638	0
Others		4,189	659	2,776
Total accrued liabilities and other current liabilities		¥ 85,305	$ 13,388	¥ 109,136

[1]	Starting from January 1, 2021, the Company has fully exited the Targeted Marketing business and this balance represents the payments to third party advertising companies for targeted marketing related services as the Company acts as agent.